Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding loan	¥ 1,019,295	¥ 1,272,590
Current portion according to the repayment schedule	445,038	322,436
Long term portion	574,257	950,154
Secured Loan Agreement With Bank Of Nanjing Due May 2022 [Member]
Debt Instrument [Line Items]
Outstanding loan	321,415	475,382
Current portion according to the repayment schedule	188,602	200,000
Long term portion	132,813	275,382
Loan Agreement With China Merchants Bank Due September 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	88,000	96,000
Current portion according to the repayment schedule	88,000	8,000
Long term portion		88,000
Loan Agreement With China CITIC Bank Due February 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	34,500	44,500
Current portion according to the repayment schedule	34,500	10,000
Long term portion		34,500
Loan Agreement With China CITIC Bank Due March 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	39,500	49,500
Current portion according to the repayment schedule	39,500	10,000
Long term portion		39,500
First Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	3,341	4,102
Current portion according to the repayment schedule	1,014	1,014
Long term portion	2,328	3,088
Second Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	26,533	32,305
Current portion according to the repayment schedule	7,695	7,695
Long term portion	18,838	24,610
Third Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	13,253	16,145
Current portion according to the repayment schedule	3,855	3,855
Long term portion	9,398	12,290
Fourth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	26,533	32,305
Current portion according to the repayment schedule	7,695	7,695
Long term portion	18,838	24,610
Fifth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	26,533	32,305
Current portion according to the repayment schedule	7,695	7,695
Long term portion	18,838	24,610
Sixth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	23,200	28,257
Current portion according to the repayment schedule	6,743	6,743
Long term portion	16,457	21,514
Seventh Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	106,708	128,353
Current portion according to the repayment schedule	28,862	28,862
Long term portion	77,846	99,491
Eighth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	35,554	42,777
Current portion according to the repayment schedule	9,631	9,631
Long term portion	25,923	33,146
Nineth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	15,181	18,072
Current portion according to the repayment schedule	3,855	3,855
Long term portion	11,325	14,217
Tenth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	62,044	73,587
Current portion according to the repayment schedule	15,391	15,391
Long term portion	46,653	58,196
Loan Agreement With Hanhou Bank Due March 2022 [Member]
Debt Instrument [Line Items]
Outstanding loan	197,000	199,000
Current portion according to the repayment schedule	2,000	2,000
Long term portion	¥ 195,000	¥ 197,000